Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	13,282	$4,583,618

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	36,560	3,180,720
Expeditors International of Washington, Inc.	41,099	4,896,124
FedEx Corp.	1,552	340,338
United Parcel Service, Inc., Class B	7,998	1,456,436
		9,873,618
Airlines - 0.2%
Alaska Air Group, Inc. *	21,649	1,268,631

Auto Components - 0.7%
BorgWarner, Inc.	108,505	4,688,501

Automobiles - 2.1%
Honda Motor Co. Ltd., ADR	2,331	71,492
Tesla, Inc. *	17,763	13,774,851
		13,846,343
Banks - 2.6%
Bank of America Corp.	30,802	1,307,545
Bank of Hawaii Corp.	2,211	181,678
Bank of Montreal	1,892	188,689
Bank of Nova Scotia (The)	5,570	342,722
Citigroup, Inc.	82,000	5,754,760
First Republic Bank	4,575	882,426
HDFC Bank Ltd., ADR	2,814	205,675
JPMorgan Chase & Co.	35,741	5,850,444
Truist Financial Corp.	40,429	2,371,161
Wells Fargo & Co.	12,856	596,647
		17,681,747
Beverages - 1.0%
Diageo PLC, ADR	10,635	2,052,555
Molson Coors Beverage Co., Class B	32,988	1,529,983
PepsiCo, Inc.	21,509	3,235,169
		6,817,707
Biotechnology - 2.4%
AbbVie, Inc.	10,761	1,160,789
Amgen, Inc.	8,343	1,774,139
BioMarin Pharmaceutical, Inc. *	57,287	4,427,712
Gilead Sciences, Inc.	57,413	4,010,298
Moderna, Inc. *	5,220	2,008,969
Regeneron Pharmaceuticals, Inc. *	760	459,937
Vertex Pharmaceuticals, Inc. *	11,167	2,025,582
		15,867,426
Building Products - 1.2%
Allegion PLC	12,902	1,705,386
Lennox International, Inc.	3,119	917,516
Owens Corning	4,921	420,746
Trane Technologies PLC	26,813	4,629,265
		7,672,913

	Shares/ Principal	Fair Value

Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	57,247	$2,967,684
CME Group, Inc.	19,839	3,836,466
Morgan Stanley	30,679	2,985,374
Stifel Financial Corp.	12,982	882,257
		10,671,781
Chemicals - 1.0%
LyondellBasell Industries NV, Class A	6,409	601,484
Sherwin-Williams Co. (The)	21,860	6,114,898
		6,716,382
Commercial Services & Supplies - 0.5%
Copart, Inc. *	3,755	520,894
IAA, Inc. *	26,085	1,423,458
Waste Connections, Inc.	9,352	1,177,697
		3,122,049
Communications Equipment - 0.1%
Juniper Networks, Inc.	14,360	395,187

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	572	195,441
Vulcan Materials Co.	15,945	2,697,256
		2,892,697
Consumer Finance - 1.8%
Ally Financial, Inc.	84,751	4,326,539
American Express Co.	45,668	7,650,760
Capital One Financial Corp.	732	118,562
		12,095,861
Containers & Packaging - 0.2%
Amcor PLC	34,039	394,512
Avery Dennison Corp.	2,843	589,098
		983,610
Distributors - 0.1%
Genuine Parts Co.	3,947	478,495

Diversified Consumer Services - 0.2%
Service Corp. International/US	20,520	1,236,535

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B *	25,330	6,913,570
Voya Financial, Inc.	57,193	3,511,079
		10,424,649
Diversified Telecommunication - 0.0%†
TELUS Corp.	12,573	276,103

Electric Utilities - 1.6%
Eversource Energy	21,588	1,765,035
NextEra Energy, Inc.	23,480	1,843,650
OGE Energy Corp.	101,441	3,343,495
Pinnacle West Capital Corp.	6,318	457,171
Portland General Electric Co.	3,858	181,287
Southern Co. (The)	50,996	3,160,222
		10,750,860

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components - 0.0%†
Flex Ltd. *	11,775	$208,182

Energy Equipment & Services - 0.5%
Schlumberger NV	105,315	3,121,537

Entertainment - 1.5%
Live Nation Entertainment, Inc. *	14,933	1,360,844
Roku, Inc. *	6,006	1,881,980
Sea Ltd., ADR *	377	120,161
Spotify Technology SA *	1,151	259,366
Tencent Music Entertainment Group, ADR *	3,651	26,470
Walt Disney Co. (The) *	30,911	5,229,214
Warner Music Group Corp., Class A	531	22,695
Zynga, Inc., Class A *	163,756	1,233,083
		10,133,813
Equity Real Estate Investment - 1.6%
Equity Residential	1,062	85,937
Life Storage, Inc.	19,321	2,216,891
Prologis, Inc.	56,355	7,068,608
VICI Properties, Inc.	55,770	1,584,426
		10,955,862
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	24,042	10,803,273

Food Products - 0.6%
Conagra Brands, Inc.	69,274	2,346,310
Kellogg Co.	20,825	1,331,134
McCormick & Co., Inc.	393	31,845
		3,709,289
Gas Utilities - 0.1%
UGI Corp.	13,136	559,856

Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. *	4,384	2,917,245
Danaher Corp.	19,048	5,798,973
Dexcom, Inc. *	3,077	1,682,688
Hologic, Inc. *	5,156	380,564
IDEXX Laboratories, Inc. *	11,990	7,456,581
Stryker Corp.	10,641	2,806,245
		21,042,296
Health Care Providers & Services - 2.4%
Anthem, Inc.	9,121	3,400,309
Cigna Corp.	7,711	1,543,434
McKesson Corp.	18,988	3,785,827
UnitedHealth Group, Inc.	17,960	7,017,690
		15,747,260
Health Care Technology - 0.4%
Cerner Corp.	40,803	2,877,428

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. *	1,626	3,859,913
Choice Hotels International, Inc.	1	126

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	2,788	$1,329,764
McDonald's Corp.	11,305	2,725,749
Wynn Resorts Ltd. *	17,978	1,523,636
		9,439,188
Household Durables - 0.9%
DR Horton, Inc.	28,215	2,369,213
Meritage Homes Corp. *	4,880	473,360
PulteGroup, Inc.	1,539	70,671
Sony Group Corp., ADR	8,543	944,685
Whirlpool Corp.	9,314	1,898,752
		5,756,681
Household Products - 1.9%
Colgate-Palmolive Co.	56,612	4,278,735
Procter & Gamble Co. (The)	60,705	8,486,559
		12,765,294
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	33,108	7,028,166
Roper Technologies, Inc.	1,332	594,245
		7,622,411
Insurance - 3.8%
Brighthouse Financial, Inc. *	2,778	125,649
Cincinnati Financial Corp.	1,444	164,934
Everest Re Group Ltd.	8,719	2,186,551
Marsh & McLennan Cos., Inc.	52,528	7,954,315
MetLife, Inc.	130,842	8,076,876
Progressive Corp. (The)	10,794	975,669
Travelers Cos., Inc. (The)	25,668	3,901,793
Willis Towers Watson PLC	10,008	2,326,460
		25,712,247
Interactive Media & Services - 7.2%
Alphabet, Inc., Class A *	8,114	21,692,941
Alphabet, Inc., Class C *	5,086	13,555,767
Baidu, Inc., ADR *	1,012	155,595
Facebook, Inc., Class A *	37,826	12,837,766
		48,242,069
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	7,507	24,660,795
Etsy, Inc. *	4,579	952,249
Qurate Retail, Inc., Series A	14,260	145,310
Stitch Fix, Inc., Class A *	2,452	97,957
Vipshop Holdings Ltd., ADR *	22,485	250,483
		26,106,794
IT Services - 5.3%
Accenture PLC, Class A	7,257	2,321,659
Automatic Data Processing, Inc.	18,047	3,607,956
Fidelity National Information Services, Inc.	44,056	5,360,734
Mastercard, Inc., Class A	16,581	5,764,882
Okta, Inc. *	2,752	653,160
PayPal Holdings, Inc. *	17,690	4,603,115

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

IT Services (continued)
Toast, Inc., Class A *	5,027	$251,099
Visa, Inc., Class A	58,201	12,964,273
		35,526,878
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	12,369	1,948,489
Bruker Corp.	4,837	377,770
PPD, Inc. *	4,730	221,317
Syneos Health, Inc. *	3,574	312,653
Thermo Fisher Scientific, Inc.	3,865	2,208,190
		5,068,419
Machinery - 1.3%
Caterpillar, Inc.	2,351	451,322
Deere & Co.	6,549	2,194,373
Otis Worldwide Corp.	66,845	5,500,007
Stanley Black & Decker, Inc.	4,869	853,584
		8,999,286
Media - 1.2%
Altice USA, Inc., Class A *	4,015	83,191
Comcast Corp., Class A	77,632	4,341,958
Discovery, Inc., Class A *	35,328	896,624
Discovery, Inc., Class C *	6,347	154,042
Fox Corp., Class B	21,258	844,313
Sirius XM Holdings, Inc.	289,214	1,764,205
TEGNA, Inc.	4,076	80,379
		8,164,712
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	6,204	883,574

Multiline Retail - 1.3%
Dollar General Corp.	4,102	870,198
Kohl's Corp.	11,570	544,831
Target Corp.	31,880	7,293,188
		8,708,217
Multi-Utilities - 1.7%
Ameren Corp.	2,079	168,399
CMS Energy Corp.	3,073	183,550
Consolidated Edison, Inc.	72,090	5,233,013
DTE Energy Co.	36,279	4,052,727
NiSource, Inc.	73,602	1,783,377
		11,421,066
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Corp.	51,762	539,360
BP PLC, ADR	40,681	1,111,812
Cheniere Energy, Inc. *	1,527	149,142
EOG Resources, Inc.	72,088	5,786,504
Equinor ASA, ADR	35,049	893,750
Kinder Morgan, Inc.	21,041	352,016
Phillips 66	48,249	3,378,877
Pioneer Natural Resources Co.	1,567	260,921
Williams Cos., Inc. (The)	12,934	335,508
		12,807,890

	Shares/ Principal	Fair Value

Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,112	$633,452
Unilever PLC, ADR	13,213	716,409
		1,349,861
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	95,735	5,664,640
Johnson & Johnson	92,047	14,865,591
Novartis AG, ADR	8,736	714,430
Pfizer, Inc.	55,534	2,388,517
Zoetis, Inc.	7,358	1,428,482
		25,061,660
Professional Services - 0.8%
Equifax, Inc.	18,370	4,655,325
IHS Markit Ltd.	6,843	798,031
		5,453,356
Road & Rail - 1.3%
Landstar System, Inc.	17,124	2,702,510
Ryder System, Inc.	52,107	4,309,770
Schneider National, Inc., Class B	29,975	681,631
XPO Logistics, Inc. *	15,202	1,209,775
		8,903,686
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. *	27,822	2,862,884
Applied Materials, Inc.	23,408	3,013,312
CMC Materials, Inc.	1	123
Intel Corp.	135,863	7,238,781
Lam Research Corp.	2,895	1,647,689
NVIDIA Corp.	50,336	10,427,606
QUALCOMM, Inc.	21,027	2,712,063
Silicon Laboratories, Inc. *	6,106	855,817
Synaptics, Inc. *	2,295	412,480
Xilinx, Inc.	4,476	675,831
		29,846,586
Software - 10.5%
ACI Worldwide, Inc. *	2,775	85,276
Adobe, Inc. *	20,191	11,624,363
HubSpot, Inc. *	1,926	1,302,149
Intuit, Inc.	18,171	9,803,436
Manhattan Associates, Inc. *	1,473	225,413
Microsoft Corp.	112,602	31,744,756
PagerDuty, Inc. *	7,981	330,573
salesforce.com, Inc. *	8,864	2,404,094
ServiceNow, Inc. *	9,812	6,105,713
VMware, Inc., Class A *	23,729	3,528,502
Workday, Inc., Class A *	11,924	2,979,689
		70,133,964
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	1,306	272,810
American Eagle Outfitters, Inc.	43,902	1,132,672
Home Depot, Inc. (The)	17,056	5,598,803

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Lowe's Cos., Inc.	1,433	$290,698
National Vision Holdings, Inc. *	18,108	1,027,991
Penske Automotive Group, Inc.	5,596	562,958
TJX Cos., Inc. (The)	39,741	2,622,111
Tractor Supply Co.	6,815	1,380,787
Ulta Beauty, Inc. *	1,877	677,447
		13,566,277
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	286,564	40,548,806
Dell Technologies, Inc., Class C *	12,380	1,288,015
Hewlett Packard Enterprise Co.	248,391	3,539,572
NetApp, Inc.	20,296	1,821,769
		47,198,162
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co., Class A	37,094	909,174
Lululemon Athletica, Inc. *	2,201	890,745
NIKE, Inc., Class B	10,179	1,478,296
Ralph Lauren Corp.	2,915	323,681
Skechers U.S.A., Inc., Class A *	5,856	246,655
Under Armour, Inc., Class C *	146	2,558
		3,851,109
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	10,239	450,619
New York Community Bancorp, Inc.	111,246	1,431,736
Radian Group, Inc.	35,838	814,239
		2,696,594
Trading Companies & Distributors - 0.1%
SiteOne Landscape Supply, Inc. *	4,159	829,596

Wireless Telecommunication Services - 0.1%
United States Cellular Corp. *	20,486	653,298
Vodafone Group PLC, ADR	5,484	84,728
		738,026
Total Common Stocks (Cost - $500,438,835)		658,357,112
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $9,008,467)	9,008,467	9,008,467

Total Investments - 99.8% (Cost - $509,447,302)		$667,365,579
Other Assets Less Liabilities - Net 0.2%		1,508,035
Total Net Assets - 100.0%		$668,873,614

*	Non-income producing security.
†	Represents less than 0.05%.

(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	50	12/17/2021	$10,744,375	$(335,858)